LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
Schedule of lease liabilities

	December 31, 2023	December 31, 2022
	$	$
Opening balance	2,817	2,323
New liabilities and modifications of leases	(300)	880
Principal repayment	(430)	(386)
Ending balance	2,087	2,817
Current portion	451	431
Non-current portion	1,636	2,386